Prepaid Expenses and Other Current Assets, Net	6 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

NOTE 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets, net consisted of the following:

	December 31, 2024	June 30, 2024
	(Unaudited)
Loans to third parties (1)	$4,098,405	$3,087,665
Less: allowance for expected credit loss	—	—
Prepaid expenses and other current assets	$4,098,405	$3,087,665

	December 31, 2024	June 30, 2024
	(Unaudited)
Other receivables	247,317	263,445
Less: allowance for expected credit loss	(27,822)	(28,063)
Other receivables,net	$219,495	$235,382

(1)	The loans were made to business partners for short-term working capital purpose. The loans mature within 1 year and carry interest of 8% is paid semiannually.

Individual loan exceeding 5% of current assets are as following:

June 30, 2024
Name of The Borrowers	Principal Amount	Annual Interest Rate	Interest Receivable As of June 30, 2024	Contract Term
Borrowers A	$1,500,000	8%	35,836	2024.03.13-2025.03.13
Borrowers B	$1,020,000	8%	30,404	2024.02.15-2025.02.15
Borrowers A	$500,000	8%	1,425	2024.06.17-2025.06.17

December 31, 2024 (Unaudited)
Name of The Borrowers	Principal Amount	Annual Interest Rate	Interest Receivable As of December 31, 2024	Contract Term
Borrowers A	$1,500,000	8%	60,000	2024.03.13-2025.03.13
Borrowers B	$1,020,000	8%	40,800	2024.02.15-2025.02.15
Borrowers A	$500,000	8%	20,000	2024.06.17-2025.06.17
Borrowers A	$1,000,000	8%	10,740	2024.11.12-2025.11.12

The movement of allowance of doubtful accounts is as follows:

	December 31, 2024	June 30, 2024
	(Unaudited)
Balance at beginning of the year	$28,063	$37,366
Current year addition	(241)	(9,303)
Write-off	—
Foreign exchange difference	—
Balance at end of the year	$27,822	$28,063